Acquisitions (Summary of Acquisitions Completed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 163,016	$ 242,476	$ 254,435
Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") [Member]
Business Acquisition [Line Items]
Purchase Price	35,263
Goodwill	20,545
Amortizable Intangible	35,153
Other Acquisitions [Member]
Business Acquisition [Line Items]
Purchase Price	21,025	11,284
Goodwill	12,438	7,224
Amortizable Intangible	13,248	8,840
ZONARE [Member]
Business Acquisition [Line Items]
Purchase Price		101,105
Goodwill		70,694
Amortizable Intangible		49,100
Long Island [Member]
Business Acquisition [Line Items]
Purchase Price			11,484
Goodwill			12,157
Amortizable Intangible			$ 10,388